FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets related to foreign currency derivative hedging contracts	$ 1,303
Foreign currency derivative contracts	(362)	(361)
Contingent consideration related to NSC's former shareholders	(115)	(412)
Total financial liabilities	(477)	(773)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	1,303
Foreign currency derivative contracts	(362)	(361)
Contingent consideration related to NSC's former shareholders	0	0
Total financial liabilities	(362)	(361)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	0
Foreign currency derivative contracts	0	0
Contingent consideration related to NSC's former shareholders	(115)	(412)
Total financial liabilities	$ (115)	$ (412)